Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 5,782,696	$ 5,239,707	$ 1,943,859
Items not requiring (providing) cash:
Deferred income taxes	657,573	983,526	160,784
Depreciation	755,937	822,316	747,368
Provision for loan losses	1,275,000	1,550,000	5,950,000
Gain on sale of loans and investment securities	(1,015,766)	(1,664,163)	(2,053,229)
Loss on sale of foreclosed assets	131,840	163,161	1,356,464
Gain on sale of state low-income housing tax credits		(1,441,012)	(281,561)
Amortization of deferred income, premiums and discounts, net	825,906	555,665	548,635
Stock award plans	242,189	254,508	253,017
Origination of loans held for sale	(34,694,993)	(49,231,796)	(80,713,138)
Proceeds from sale of loans held for sale	35,085,396	53,871,439	83,457,153
Release of ESOP shares			153,848
Increase in cash surrender value of bank owned life insurance	(373,523)	(386,217)	(386,593)
Changes in:
Prepaid FDIC deposit insurance premiums		1,438,636	650,440
Accrued interest receivable	(177,417)	202,728	83,951
Prepaid expenses and other assets	1,006,688	691,294	887,894
Accrued expenses and other liabilities	(185,259)	368,229	(103,521)
Income taxes receivable/payable	183,722	406,036	(397,508)
Net cash provided by operating activities	9,499,989	13,824,057	12,257,863
CASH FLOWS FROM INVESTING ACTIVITIES
Net change in loans	(23,700,987)	(1,304,007)	6,478,698
Principal payments on held-to-maturity securities	18,169	101,880	37,530
Principal payments on available-for-sale securities	9,698,931	10,582,593	8,123,388
Purchase of available-for-sale securities	(40,823,180)	(53,316,013)	(80,356,225)
Proceeds from sales of available-for-sale securities	41,759,062	31,225,169	31,688,102
Proceeds from maturities of available-for-sale securities	3,151,000	10,250,000	19,162,654
Purchase of premises and equipment	(471,980)	(422,626)	(609,956)
Proceeds from sale of state low-income housing tax credits		1,441,012	281,561
Proceeds from maturities of interest bearing deposits			5,587,654
Purchase of bank owned life insurance			(2,500,000)
(Purchase) redemption of Federal Home Loan Bank stock	(271,800)	920,400	41,400
Proceeds from sale of foreclosed assets held for sale	657,431	436,783	5,227,038
Net cash used in investing activities	(9,983,354)	(84,809)	(6,838,156)
CASH FLOWS FROM FINANCING ACTIVITIES
Net increase (decrease) in demand deposits, NOW accounts and savings accounts	(4,908,937)	13,745,911	20,824,692
Net decrease in certificates of deposit	(2,591,720)	(26,441,687)	(5,393,642)
Net decrease in securities sold under agreements to repurchase		(15,000,000)
Proceeds from FHLB and Federal Reserve advances	8,000,000	3,000,000
Repayments of FHLB and Federal Reserve advances	(3,000,000)	(15,700,000)
Proceeds from issuance of common stock	15,814,312
Repayments to borrowers for taxes and insurance	(5,684)	(3,199)	(3,642)
Repurchase of stock warrants		(2,003,250)
Redemption of preferred stock	(12,000,000)		(5,000,000)
Stock options exercised	210,870	9,408	12,388
Common and preferred cash dividends paid	(844,786)	(600,000)	(744,444)
Treasury stock purchased		(106,636)	(25,736)
Net cash provided by (used in) financing activities	674,055	(43,099,453)	9,669,616
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	190,690	(29,360,205)	15,089,323
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	12,303,200	41,663,405	26,574,082
CASH AND CASH EQUIVALENTS, END OF YEAR	12,493,890	12,303,200	41,663,405
Supplemental Cash Flows Information
Real estate acquired in settlement of loans	371,971	705,070	1,101,193
Interest paid	4,337,521	5,246,817	6,977,212
Income taxes paid, net of (refunds)	360,000	241,000	195,000
Sale and financing of foreclosed assets held for sale	$ 239,229	$ 812,877	$ 1,795,070